TAXES ON INCOME (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current	$ 738	$ 470	$ 427
Deferred	(303)	(700)	(250)
Income Tax Expense (Benefit)	$ 435	$ (230)	$ 177